COMMITMENTS, CONTINGENCIES AND CHARGES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum lease payments under operating leases for its motor vehicles and facilities:
2013	$ 975
2014	639
2015	452
2016	236
Total	2,302
Rental expenses for motor vehicles and facility rental expenses	$ 1,167	$ 1,060	$ 958